INTANGIBLE ASSETS - Reconciliation, Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,188	$ 1,141	$ 1,321
Amortisation, intangible assets other than goodwill	$ 8	9
Hard Rock Hotel and Casino | Trademark assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets		15
Amortisation, intangible assets other than goodwill		$ 3